                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
    (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December  31, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley American Opportunities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2004

Total Return for the Six-Month Period Ended June 30, 2004

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Large- Cap Growth Funds Index[2]	Lipper Large- Cap Core Funds Index[3]
1.46%	1.07%	1.08%	1.57%	3.44%	2.18%	2.24%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The year began with a Nasdaq-driven rally which ended in late January. Leadership then shifted to consumer staples and energy, sectors that should be defensive as the economy slows and inflation rises. The market corrected in early March, when economic statistics came in weaker than expected and concern grew about the potential for slowing earnings momentum and rising inflation as the year progressed. This was accompanied by a strong sell off in treasury bonds. As a result, defensive stocks in the consumer staples and healthcare area outperformed while interest rate sensitive stocks such as financial services and utilities lagged. Basic materials stocks corrected sharply due to concerns that China would have a hard landing, as its government tightened credit availability to prevent an overheating. Through the second quarter, the market offered no unusual surprises. Optimism regarding the potential for a global soft landing was offset by concern about tighter global monetary policy and earnings disappointments.

Performance Analysis

Morgan Stanley American Opportunities Fund underperformed the S&P 500 Index, the Lipper Large-Cap Growth Funds Index and the Lipper Large-Cap Core Funds Index for the six month period ended June 30, 2004. The single largest contributor to the Fund's underperformance was its overweighted position relative to the S&P 500 Index in the metals industry, which is in turn a component of the basic materials sector. The Fund's overweight of precious metals stocks was as a hedge against geopolitical and currency risk. While we trimmed these holdings during the period, the Fund's overweight still hampered its performance relative to the market and its peers.

The Fund's performance was supported by strong selection in key sectors, namely health care and technology. The Fund's position in biotechnology company Biogen gained sharply when the company received approval faster than had been anticipated for Antegren, its multiple sclerosis treatment. In the technology sector, the Fund benefited from an overweighted position in Yahoo! as online advertising spending grew rapidly. The Fund's returns were also supported by an overweighted position relative to the

S&P 500 Index in the energy sector, where profits were boosted by high oil prices and a multi-year period of consolidation and restructuring.

TOP 10 HOLDINGS
Cisco Systems, Inc.	4.2%
Yahoo! Inc.	3.7
Microsoft Corporation	3.3
Pfizer, Inc.	3.2
General Electric Co.	2.6
Pepsico, Inc.	2.4
Target Corp.	2.3
Tyco International Ltd.	2.2
Dell Inc.	2.0
Johnson & Johnson	1.9

TOP FIVE INDUSTRIES
Packaged Software	7.7%
Industrial Conglomerates	6.5
Medical Specialties	6.2
Pharmaceuticals: Major	5.9
Semiconductors	5.2

Data as of June 30, 2004. Subject to change daily. All percentages for Top 10 Holdings and Top Five Industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of common stocks (including depositary receipts). At least 80% of the Fund's assets are invested in securities issued by companies traded on a U.S. securities exchange or issued by the U.S. Government, its agencies or instrumentalities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., invests in companies that it believes have earnings growth potential. The Investment Manager utilizes a process, known as sector rotation, that emphasizes industry selection. The Investment Manager invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Fund's target industries, the Investment Manager then selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens.

Proxy Voting Policies and Procedures

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our website at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/27/80)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	13.44%	[4]	12.61%	[4]	12.64%	[4]	13.71% [4]
	7.48	[5]	7.61	[5]	11.64	[5]	—
5 Years	(4.00)	[4]	(4.68)	[4]	(4.74)	[4]	(3.80) [4]
	(5.03)	[5]	(4.97)	[5]	(4.74)	[5]
10 Years	—		9.59	[4]	—		—
	—		9.59	[5]	—		—
Since Inception	3.85	[4]	11.62	[4]	3.06	[4]	4.08 [4]
	3.04	[5]	11.62	[5]	3.06	[5]	—

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Fund is in the Lipper Large-Cap Growth Funds classification.
(3)	The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Advertising/Marketing Services (0.7%)
392,200	Omnicom Group, Inc.	$29,764,058
	Apparel/Footwear (0.6%)
588,500	Coach, Inc.*	26,594,315
	Apparel/Footwear Retail (1.6%)
837,600	Chico's FAS, Inc.*	37,826,016
1,455,800	Gap, Inc. (The)	35,303,150
		73,129,166
	Beverages: Non-Alcoholic (0.7%)
614,800	Coca-Cola Co. (The)	31,035,104
	Biotechnology (2.9%)
1,045,200	Biogen Idec Inc.*	66,108,900
566,900	Genentech, Inc.*	31,859,780
444,000	Gilead Sciences, Inc.*	29,748,000
		127,716,680
	Casino/Gaming (0.4%)
428,400	Wynn Resorts, Ltd.*	16,549,092
	Computer Communications (4.2%)
7,865,100	Cisco Systems, Inc.*	186,402,870
	Computer Peripherals (1.2%)
1,649,500	EMC Corp.*	18,804,300
375,000	Lexmark International, Inc.*	36,198,750
		55,003,050
	Computer Processing Hardware (2.0%)
2,543,650	Dell Inc.*	91,113,543
	Data Processing Services (1.2%)
1,280,600	Automatic Data Processing, Inc.	53,631,528
	Discount Stores (2.3%)
2,392,200	Target Corp.	101,596,734
	Electrical Products (0.4%)
293,300	Cooper Industries Ltd. (Class A) (Bermuda)	17,424,953
	Finance/Rental/Leasing (3.1%)
866,300	Capital One Financial Corp.	59,237,594
652,000	Freddie Mac	41,271,600
1,589,400	MBNA Corp.	40,990,626
		141,499,820
	Financial Conglomerates (1.7%)
1,647,150	Citigroup, Inc.	$76,592,475
	Food: Major Diversified (2.9%)
526,200	Kellogg Co.	22,021,470
2,028,600	PepsiCo, Inc.	109,300,968
		131,322,438
	Home Improvement Chains (0.4%)
583,200	Home Depot, Inc. (The)	20,528,640
	Hotels/Resorts/Cruiselines (0.4%)
428,800	Carnival Corp. (Panama)	20,153,600
	Household/Personal Care (5.0%)
1,265,800	Clorox Co. (The)	68,074,724
648,700	Gillette Co. (The)	27,504,880
951,100	Kimberly-Clark Corp.	62,658,468
1,234,900	Procter & Gamble Co. (The)	67,227,956
		225,466,028
	Industrial Conglomerates (6.5%)
3,525,600	General Electric Co.	114,229,440
807,000	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	55,126,170
3,018,800	Tyco International Ltd. (Bermuda)	100,043,032
222,100	United Technologies Corp.	20,317,708
		289,716,350
	Information Technology Services (0.7%)
1,238,400	Cognizant Technology Solutions Corp.*	31,467,744
	Integrated Oil (2.2%)
724,400	BP PLC (ADR) (United Kingdom)	38,806,108
321,000	ConocoPhillips	24,489,090
132,110	Total S.A. (France)	25,243,576
103,400	Total SA (ADR) (France)	9,934,672
		98,473,446
	Internet Software/Services (4.8%)
1,283,100	Check Point Software Technologies Ltd. (Israel)*	34,630,869
340,650	SINA Corp. (Cayman Island)*	11,238,043
4,600,700	Yahoo! Inc.*	167,143,431
		213,012,343

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers (2.2%)
652,800	Goldman Sachs Group, Inc. (The)	$61,467,648
426,800	Legg Mason, Inc.	38,843,068
		100,310,716
	Major Banks (2.1%)
794,600	Bank of America Corp.	67,239,052
3,000	Mitsubishi Tokyo Financial Group, Inc. (Japan)	27,839,030
		95,078,082
	Managed Health Care (2.5%)
402,000	Anthem, Inc.*	36,003,120
577,200	Caremark Rx, Inc.*	19,012,968
926,150	UnitedHealth Group Inc.	57,652,837
		112,668,925
	Media Conglomerates (1.1%)
1,662,926	News Corporation Ltd. (Australia)	14,711,634
433,631	News Corporation Ltd. (The) (ADR) (Australia)	15,359,210
1,037,800	Time Warner Inc.*	18,244,524
		48,315,368
	Medical Specialties (6.2%)
350,700	Alcon, Inc. (Switzerland)	27,582,555
1,039,400	Baxter International, Inc.*	35,869,694
632,600	Boston Scientific Corp.*	27,075,280
684,700	Guidant Corp.	38,261,036
1,457,100	Medtronic, Inc.	70,989,912
232,200	St. Jude Medical, Inc.*	17,565,930
671,725	Zimmer Holdings, Inc.*	59,246,145
		276,590,552
	Miscellaneous Commercial Services (0.4%)
481,700	Laureate Education Inc.*	18,420,208
	Miscellaneous Manufacturing (0.5%)
397,000	Danaher Corp.	20,584,450
	Motor Vehicles (0.4%)
374,000	Honda Motor Co., Ltd. (Japan)	18,074,605
	Multi-Line Insurance (1.6%)
1,016,300	American International Group, Inc.	$72,441,864
	Oil & Gas Production (0.8%)
969,500	Burlington Resources, Inc.	35,076,510
	Oilfield Services/Equipment (2.2%)
282,600	Schlumberger Ltd. (Netherland)	17,947,926
1,477,525	Smith International, Inc.*	82,386,794
		100,334,720
	Other Consumer Services (2.7%)
540,107	Apollo Group, Inc. (Class A)*	47,686,047
806,800	eBay Inc.*	74,185,260
		121,871,307
	Packaged Software (7.7%)
367,400	Adobe Systems, Inc.	17,084,100
990,200	Computer Associates International, Inc.	27,785,012
720,000	Mercury Interactive Corp.*	35,877,600
5,186,400	Microsoft Corp.*	148,123,584
1,544,200	Network Associates, Inc.*	27,996,346
1,335,700	Oracle Corp.*	15,934,901
802,000	Red Hat, Inc.*	18,421,940
613,500	SAP AG (ADR) (Germany)	25,650,435
514,500	Symantec Corp.*	22,524,810
		339,398,728
	Personnel Services (0.7%)
620,800	Manpower, Inc.	31,518,016
	Pharmaceuticals: Major (5.9%)
1,555,000	Johnson & Johnson	86,613,500
506,800	Lilly (Eli) & Co.	35,430,388
4,202,175	Pfizer, Inc.	144,050,559
		266,094,447
	Pharmaceuticals: Other (1.4%)
466,600	Forest Laboratories, Inc.*	26,423,558
537,300	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	36,154,917
		62,578,475

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Precious Metals (0.9%)
1,075,200	Newmont Mining Corp.	$41,674,752
	Property – Casualty Insurers (0.9%)
13,700	Berkshire Hathaway, Inc. (Class B)*	40,483,500
	Restaurants (0.6%)
570,300	Starbucks Corp.*	24,796,644
	Semiconductors (5.2%)
1,714,200	Advanced Micro Devices, Inc.*	27,255,780
524,700	Analog Devices, Inc.	24,702,876
539,000	Broadcom Corp. (Class A)*	25,209,030
1,552,650	Intel Corp.	42,853,140
1,159,800	Marvell Technology Group Ltd. (Bermuda)*	30,966,660
482,800	Maxim Integrated Products, Inc.	25,308,376
1,337,500	National Semiconductor Corp.*	29,411,625
13,915	Samsung Electronics Co., Ltd. (GDR) - 144A** (South Korea)	2,863,011
1,019,500	Texas Instruments Inc.	24,651,510
		233,222,008
	Services to the Health Industry (1.0%)
616,700	Medco Health Solutions Inc.*	23,126,250
459,260	Omnicare, Inc.	19,660,921
		42,787,171
	Specialty Stores (1.6%)
418,300	Dick's Sporting Goods, Inc.*	13,950,305
1,101,900	PETsMART, Inc.	35,756,655
778,850	Staples, Inc.	22,828,094
		72,535,054
	Telecommunication Equipment (2.7%)
1,727,400	Motorola, Inc.	31,525,050
1,034,640	QUALCOMM Inc.	75,508,027
394,000	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*	11,788,480
		118,821,557
	Trucks/Construction/Farm Machinery (1.2%)
744,400	Deere & Co.	$52,212,216
	Wireless Telecommunications (0.6%)
1,213,700	Vodafone Group PLC (ADR) (United Kingdom)	26,822,770
	Total Common Stocks
	(Cost $4,093,924,432)	4,430,906,622

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (0.9%)
$40,459	Joint repurchase agreement account 1.45% due 07/01/04 (dated 06/30/04; proceeds $40,460,630) (a) (Cost $40,459,000)	40,459,000

Total Investments (Cost $4,134,383,432) (b)	99.9%	4,471,365,622
Other Assets in Excess of Liabilities	0.1	3,440,370
Net Assets	100.0%	$4,474,805,992

ADR	American Depository Receipt.
GDR	Global Depository Receipt
**	Resale is restricted to qualified institutional investors.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $394,208,216 and the aggregate gross unrealized depreciation is $57,226,026, resulting in net unrealized appreciation of $336,982,190.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $4,134,383,432)	$4,471,365,622
Receivable for:
Investments sold	79,412,103
Dividends	2,537,101
Shares of beneficial interest sold	1,978,745
Foreign withholding taxes reclaimed	94,407
Prepaid expenses and other assets	302,605
Total Assets	4,555,690,583
Liabilities:
Payable for:
Investments purchased	67,257,068
Shares of beneficial interest redeemed	7,992,348
Distribution fee	3,282,850
Investment management fee	1,990,481
Accrued expenses and other payables	361,844
Total Liabilities	80,884,591
Net Assets	$4,474,805,992
Composition of Net Assets:
Paid-in-capital	$7,855,678,648
Net unrealized appreciation	336,986,928
Accumulated net investment loss	(17,171,985)
Accumulated net realized loss	(3,700,687,599)
Net Assets	$4,474,805,992
Class A Shares:
Net Assets	$277,061,416
Shares Outstanding (unlimited authorized, $.01 par value)	12,107,514
Net Asset Value Per Share	$22.88
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$24.15
Class B Shares:
Net Assets	$3,371,515,717
Shares Outstanding (unlimited authorized, $.01 par value)	155,368,304
Net Asset Value Per Share	$21.70
Class C Shares:
Net Assets	$171,599,916
Shares Outstanding (unlimited authorized, $.01 par value)	7,988,533
Net Asset Value Per Share	$21.48
Class D Shares:
Net Assets	$654,628,943
Shares Outstanding (unlimited authorized, $.01 par value)	28,078,438
Net Asset Value Per Share	$23.31

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $461,103 foreign withholding tax)	$18,956,627
Interest	488,105
Total Income	19,444,732
Expenses
Distribution fee (Class A shares)	302,085
Distribution fee (Class B shares)	18,195,920
Distribution fee (Class C shares)	886,084
Investment management fee	11,644,120
Transfer agent fees and expenses	4,906,577
Shareholder reports and notices	239,242
Custodian fees	139,024
Registration fees	82,589
Trustees' fees and expenses	40,907
Professional fees	37,180
Other	53,062
Total Expenses	36,526,790
Net Investment Loss	(17,082,058)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	331,997,814
Foreign exchange transactions	(6,932)
Net Realized Gain	331,990,882
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(257,732,171)
Net translation of other assets and liabilities denominated in foreign currencies	4,738
Net Depreciation	(257,727,433)
Net Gain	74,263,449
Net Increase	$57,181,391

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(17,082,058)	$(23,433,547)
Net realized gain	331,990,882	196,676,959
Net change in unrealized appreciation	(257,727,433)	653,450,139
Net Increase	57,181,391	826,693,551
Net decrease from transactions in shares of beneficial interest	(742,152,805)	(390,314,832)
Net Increase (Decrease)	(684,971,414)	436,378,719
Net Assets:
Beginning of period	5,159,777,406	4,723,398,687
End of Period (Including accumulated net investment losses of $17,171,985 and $89,927, respectively)	$4,474,805,992	$5,159,777,406

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees;

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited) continued

and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited) continued

in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.425% to the portion of daily net assets in excess of $4.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $85,492,485 at June 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.96%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,033, $3,121,558 and $13,776, respectively and received $101,995 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004, aggregated $3,739,607,192 and $4,460,884,793, respectively. Included in the aforementioned are purchases with other Morgan Stanley funds of $8,734,344.

For the six months ended June 30, 2004, the Fund incurred brokerage commissions of $1,534,602 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2004, the Fund's receivables for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $17,712,737.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $59,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited) continued

pension costs for the six months ended June 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,511. At June 30, 2004, the Fund had an accrued pension liability of $87,411 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Fund Acquisitions

On October 6, 2003, the Fund acquired all the net assets of the Morgan Stanley 21st Century Trend Fund ("21st Century") based on the respective valuations as of the close of businsess on October 3, 2003 pursuant to a plan of reorganization approved by the shareholders of 21st Century on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 441,418 Class A shares of the Fund at a net asset value of $21.09 per share for 1,919,487 Class A shares of 21st Century; 4,867,940 Class B shares of the Fund at a net asset value of $20.12 per share for 20,750,627 Class B shares of 21st Century; 655,165 Class C shares of the Fund at a net asset value of $19.91 per share for 2,769,499 Class C shares of 21st Century; and 39,498 Class D shares of the Fund at a net asset value of $21.45 per share for 173,259 Class D shares of 21st Century. The net assets of the Fund and 21st Century immediately before the acquisition

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited) continued

were $4,800,925,777 and $121,106,586, respectively, including unrealized appreciation of $13,478,202 for 21st Century. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,922,032,363.

On October 6, 2003, the Fund acquired all the net assets of the Morgan Stanley All-Star Growth Fund ("All-Star") based on the respective valuations as of the close of businsess on October 3, 2003 pursuant to a plan of reorganization approved by the shareholders of All-Star on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 756,415 Class A shares of the Fund at a net asset value of $21.09 per share for 2,332,279 Class A shares of All-Star; 7,512,098 Class B shares of the Fund at a net asset value of $20.12 per share for 22,525,099 Class B shares of All-Star; 1,196,610 Class C shares of the Fund at a net asset value of $19.91 per share for 3,550,598 Class C shares of All-Star; and 188,804 Class D shares of the Fund at a net asset value of $21.45 per share for 588,639 Class D shares of All-Star. The net assets of the Fund and All-Star immediately before the acquisition were $4,800,925,777 and $194,914,249, respectively, including unrealized appreciation of $31,254,537 for All-Star. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,995,840,026.

7.   Legal Matters

On July 31, 2003, a complaint was filed in the United States District Court for the Southern District of New York by a shareholder of the Fund on behalf of the Fund against Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (collectively, the "Defendants") alleging breach of fiduciary duty in respect of the Defendants' compensation. Plaintiff alleges the Fund trustees are not independent as required and seeks a declaration that the investment management and distribution agreements between the Fund and the Defendants are void. Plaintiff also alleges that the investment management and distribution fees were excessive and seeks damages equivalent to the investment management and distribution fees paid to the Defendants. The Defendants believe that the lawsuit has no merit and moved to dismiss the action. Defendants' motion to dismiss was granted on May 11, 2004. Plaintiffs filed a Notice of Appeal in the U.S. Court of Appeals for the Second Circuit on July 15, 2004. The ultimate course of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such a matter.

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited) continued

and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2003, the Fund had a net capital loss carryforward of $3,964,689,997 of which $70,737,286 will expire on December 31, 2008, $2,667,953,049 will expire on December 31, 2009, and $1,225,999,662 will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley 21st Century Fund ("21st Century") and Morgan Stanley All-Star Growth Fund ("All-Star"), the Fund obtained net capital loss carryforwards of $322,689,362 and $179,840,006 from 21st Century and All-Star, respectively. Utilization of these carryforwards is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2004 (unaudited) continued

9.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,376,472	$31,334,833	3,484,692	$69,469,899
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—-	—-	441,418	9,312,844
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	—	—	756,415	15,953,678
Redeemed	(2,111,519)	(47,989,967)	(3,719,122)	(76,336,790)
Net increase (decrease) – Class A	(735,047)	(16,655,134)	963,403	18,399,631
CLASS B SHARES
Sold	1,972,461	42,731,105	11,202,017	212,845,021
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—-	—-	4,867,940	97,889,933
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	—-	—-	7,512,098	151,091,786
Redeemed	(30,666,509)	(663,071,184)	(53,961,089)	(1,033,390,382)
Net decrease – Class B	(28,694,048)	(620,340,079)	(30,379,034)	(571,563,642)
CLASS C SHARES
Sold	289,045	6,186,149	1,328,547	24,975,704
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—-	—-	655,165	13,056,888
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	—-	—-	1,196,610	23,816,412
Redeemed	(1,599,082)	(34,221,293)	(2,492,650)	(47,752,427)
Net increase (decrease) – Class C.	(1,310,037)	(28,035,144)	687,672	14,096,577
CLASS D SHARES
Sold	2,343,673	54,387,221	15,274,565	309,849,979
Shares issued in connection with the acquisition of Morgan Stanley 21st Century Trend Fund	—	—	39,498	846,922
Shares issued in connection with the acquisition of Morgan Stanley All-Star Growth Fund	—	—	188,804	4,052,373
Redeemed	(5,674,784)	(131,509,669)	(8,007,880)	(165,996,672)
Net increase (decrease) – Class D	(3,331,111)	(77,122,448)	7,494,987	148,752,602
Net decrease in Fund	(34,070,243)	$(742,152,805)	(21,232,972)	$(390,314,832)

Morgan Stanley American Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$22.55		$18.88	$24.36	$33.77	$43.35	$33.16
Income (loss) from investment operations:
Net investment income (loss)‡	(0.01)		0.03	0.04	0.18	0.16	0.10
Net realized and unrealized gain (loss)	0.34		3.64	(5.52)	(9.17)	(4.40)	14.80
Total income (loss) from investment operations	0.33		3.67	(5.48)	(8.99)	(4.24)	14.90
Less distributions from net realized gain	—		—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$22.88		$22.55	$18.88	$24.36	$33.77	$43.35
Total Return†	1.46	%(1)	19.44%	(22.50)%	(26.72)%	(9.51)%	46.94%
Ratios to Average Net Assets(3):
Expenses	0.93	%(2)	0.91%	0.89%	0.81%	0.80%	0.81%
Net investment income (loss)	(0.12)	% (2)	0.14%	0.19%	0.68%	0.37%	0.28%
Supplemental Data:
Net assets, end of period, in thousands	$277,061		$289,619	$224,296	$298,624	$397,887	$306,542
Portfolio turnover rate	79	%(1)	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.47		$18.12	$23.56	$32.94	$42.63	$32.85
Income (loss) from investment operations:
Net investment loss‡	(0.10)		(0.13)	(0.12)	(0.03)	(0.05)	(0.09)
Net realized and unrealized gain (loss) ..	0.33		3.48	(5.32)	(8.93)	(4.30)	14.58
Total income (loss) from investment operations	0.23		3.35	(5.44)	(8.96)	(4.35)	14.49
Less distributions from net realized gain.	—		—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$21.70		$21.47	$18.12	$23.56	$32.94	$42.63
Total Return†	1.07	%(1)	18.49%	(23.09)%	(27.30)%	(9.93)%	46.12%
Ratios to Average Net Assets(3):
Expenses	1.72	%(2)	1.71%	1.67%	1.61%	1.28%	1.33%
Net investment loss	(0.91)	% (2)	(0.66)%	(0.59)%	(0.12)%	(0.11)%	(0.24)%
Supplemental Data:
Net assets, end of period, in millions	$3,372		$3,952	$3,886	$6,192	$10,151	$10,389
Portfolio turnover rate	79	%(1)	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$21.25		$17.93	$23.31	$32.58	$42.35	$32.74
Income (loss) from investment operations:
Net investment loss‡	(0.09)		(0.13)	(0.11)	(0.03)	(0.15)	(0.18)
Net realized and unrealized gain (loss) ..	0.32		3.45	(5.27)	(8.82)	(4.28)	14.50
Total income (loss) from investment operations	0.23		3.32	(5.38)	(8.85)	(4.43)	14.32
Less distributions from net realized gain	—		—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$21.48		$21.25	$17.93	$23.31	$32.58	$42.35
Total Return†	1.08	%(1)	18.52%	(23.08)%	(27.29)%	(10.17)%	45.75%
Ratios to Average Net Assets(3):
Expenses	1.68	%(2)	1.71%	1.59%	1.61%	1.55%	1.59%
Net investment loss	(0.87)	% (2)	(0.66)%	(0.51)%	(0.12)%	(0.38)%	(0.50)%
Supplemental Data:
Net assets, end of period, in thousands	$171,600		$197,578	$154,426	$227,574	$348,180	$245,942
Portfolio turnover rate	79	%(1)	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$22.95		$19.18	$24.69	$34.15	$43.66	$33.31
Income (loss) from investment operations:
Net investment income‡	0.01		0.07	0.09	0.23	0.28	0.18
Net realized and unrealized gain (loss) ..	0.35		3.70	(5.60)	(9.27)	(4.45)	14.88
Total income (loss) from investment operations	0.36		3.77	(5.51)	(9.04)	(4.17)	15.06
Less distributions from net realized gain	—		—	—	(0.42)	(5.34)	(4.71)
Net asset value, end of period	$23.31		$22.95	$19.18	$24.69	$34.15	$43.66
Total Return†	1.57	% (1)	19.66%	(22.32)%	(26.56)%	(9.28)%	47.22%
Ratios to Average Net Assets(3):
Expenses	0.72	% (2)	0.71%	0.67%	0.61%	0.55%	0.59%
Net investment income	0.09	% (2)	0.34%	0.41%	0.88%	0.62%	0.50%
Supplemental Data:
Net assets, end of period, in thousands	$654,629		$720,903	$458,680	$431,754	$569,203	$319,692
Portfolio turnover rate	79	% (1)	264%	306%	380%	425%	378%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37920RPT-RA04-00493P-Y06/04	MORGAN STANLEY FUNDS
Morgan Stanley American Opportunities Fund Semiannual Report June 30, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

                                       4

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date August 19, 2004

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                    /s/ Ronald E. Robison
                                         ---------------------------
                                         Ronald E. Robison
                                         Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                        /s/ Francis Smith
                                             ----------------------
                                             Francis Smith
                                             Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9